Segment Information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment Information	Segment Information
(1)The Group’s operating segments
The Group determines the operating segments by establishing strategic decisions. Chief operating decision maker (“CODM”) reviews operating profit by each segment in order to make decisions regarding the resources to be allocated to the segment and to evaluate the performance of the segment.
The reportable segments of the Group are in line with the organizational structure and CEO’s review of operations, and include mobile, online and others.
The accounting policies of the operating segments are the same as those described in the significant accounting policies.
The Group assesses the performance of its operating segments based on its operating profit or loss, which does not differ from operating profit reported on the consolidated statement of comprehensive income except for inter-segment transactions. Total assets and liabilities for each segment are not reported to CODM. The segment information for the years ended December 31, 2023, 2022 and 2021.

	2023
	Online	Mobile	Others	Total
	(In millions of Korean won)
Segment revenue	₩ 96,487	₩ 697,736	₩ 21,149	₩ 815,372
Elimination of intersegment revenue	(15,470)	(68,132)	(6,254)	(89,856)
Consolidated net revenue	81,017	629,604	14,895	725,516
Depreciation/Amortization	1,436	2,158	4,064	7,658
Segment operating profit	44,107	122,107	(5,847)	160,367

	2022
	Online	Mobile	Others	Total
	(In millions of Korean won)
Segment revenue	₩ 107,326	₩ 404,362	₩ 21,740	₩ 533,428
Elimination of intersegment revenue	(18,069)	(45,591)	(6,150)	(69,810)
Consolidated net revenue	89,257	358,771	15,590	463,618
Depreciation/Amortization	1,349	1,873	3,840	7,062
Segment operating profit	45,832	58,357	519	104,708

	2021
	Online	Mobile	Others	Total
	(In millions of Korean won)
Segment revenue	₩ 90,123	₩ 346,928	₩ 23,417	₩ 460,468
Elimination of intersegment revenue	(14,753)	(26,764)	(5,013)	(46,530)
Consolidated net revenue	75,370	320,164	18,404	413,938
Depreciation/Amortization	1,975	1,875	2,468	6,318
Segment operating profit	31,271	64,837	611	96,719
Other profit or loss items that do not constitute operating profit are not separately disclosed because they are not reviewed by the chief operating decision maker by operating segment.
(2)Revenue from external customers by country for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
	(In millions of Korean won)
Korea	₩ 86,058	₩ 46,719	₩ 73,751
Taiwan	176,071	175,664	77,462
Japan	18,999	26,133	40,259
The United States of America	22,702	33,697	20,894
Thailand	136,874	75,498	94,475
The Philippines	102,595	26,003	20,173
Indonesia	58,763	5,472	10,723
Hong Kong	22,656	24,397	7,648
Malaysia	58,553	24,830	30,422
Other	42,245	25,205	38,131
Total	₩ 725,516	₩ 463,618	₩ 413,938
Revenue was attributed to the country based on the customer’s location and royalty revenue was attributed to the country where the end user's payment was made.
Non-Current assets by geographical regions as of December 31, 2023, 2022 and 2021 are as follows:

	December 31, 2023		December 31, 2022		December 31, 2021
	(In millions of Korean won)
Korea	₩	15,488	₩	9,183	₩	10,884
Overseas	8,018		5,309		5,769
Total	₩	23,506	₩	14,492	₩	16,653
The amounts are exclusive of financial assets and deferred tax assets.
(3)There was no customer who represented more than 10% revenue in mobile segment for the year ended December 31, 2023 and Won 76,581 million, or 16.5% of revenue, and Won 126,336 million, or 30.4% of revenue came from one major customer in the mobile segment for the year ended December 31, 2022 and December 31, 2021, respectively.